UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22806

Oppenheimer Main Street Small Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 7/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2013 / Unaudited

	Shares	Value

Common Stocks—97.6%

Consumer Discretionary—12.5%

Auto Components—2.6%
Dana Holding Corp.	14,725	$321,741

Distributors—0.5%
Pool Corp.	1,186	62,597

Diversified Consumer Services—0.8%
LifeLock, Inc.[1]	9,271	105,411

Hotels, Restaurants & Leisure—3.6%
Brinker International, Inc.	3,975	159,596

Dunkin’ Brands Group, Inc.	2,993	129,298

Texas Roadhouse, Inc.	6,673	163,088

		451,982

Household Durables—0.5%
Toll Brothers, Inc.[1]	1,992	65,477

Media—1.3%
Imax Corp.[1]	6,415	161,529

Specialty Retail—3.2%
Monro Muffler Brake, Inc.	1,852	79,655

Pier 1 Imports, Inc.	8,478	199,233

Signet Jewelers Ltd.	1,707	124,799

		403,687

Consumer Staples—3.2%

Food Products—1.6%
Flowers Foods, Inc.	8,821	202,530

Personal Products—1.6%
Nu Skin Enterprises, Inc., Cl. A	2,380	199,063

Energy—6.6%

Oil, Gas & Consumable Fuels—6.6%
EPL Oil & Gas, Inc.[1]	8,099	260,464

PAA Natural Gas Storage LP	3,216	67,697

Phillips 66 Partners LP1	4,297	139,094

Renewable Energy Group, Inc.[1]	10,220	159,228

Western Refining, Inc.	6,056	182,467

		808,950

Financials—24.8%

Capital Markets—3.1%
Financial Engines, Inc.	5,227	249,537

WisdomTree Investments, Inc.[1]	10,735	139,018

		388,555

Commercial Banks—6.0%
BankUnited, Inc.	4,795	145,001

CapitalSource, Inc.	12,372	149,701

First Niagara Financial Group, Inc.	18,590	198,727

	Shares	Value

Commercial Banks (Continued)
FirstMerit Corp.	5,772	$129,408

Webster Financial Corp.	4,513	122,934

		745,771

Insurance—1.0%
AmTrust Financial Services, Inc.	3,103	129,178

Real Estate Investment Trusts (REITs)—10.0%
Apollo Commercial Real Estate Finance, Inc.	8,822	141,417

Ares Commercial Real Estate Corp.	3,615	47,501

Chatham Lodging Trust	6,987	121,993

Hatteras Financial Corp.	9,063	182,076

LaSalle Hotel Properties	10,093	271,905

Mid-America Apartment Communities, Inc.	2,921	197,313

Redwood Trust, Inc.	5,389	91,290

Starwood Property Trust, Inc.	7,610	193,294

		1,246,789

Thrifts & Mortgage Finance—4.7%
Flagstar Bancorp, Inc.[1]	5,542	90,889

Home Loan Servicing Solutions Ltd.	10,598	265,268

Ocwen Financial Corp.[1]	2,775	132,146

Oritani Financial Corp.	6,060	98,536

		586,839

Health Care—11.0%

Biotechnology—1.5%
Keryx Biopharmaceuticals, Inc.[1]	7,275	66,203

Medivation, Inc.[1]	935	54,108

Merrimack Pharmaceuticals, Inc.[1]	5,953	28,455

Sarepta Therapeutics, Inc.[1]	1,310	48,496

		197,262

Health Care Equipment & Supplies—1.6%
DexCom, Inc.[1]	4,574	99,622

Greatbatch, Inc.[1]	2,813	106,331

		205,953

Health Care Providers & Services—5.7%
HealthSouth Corp.[1]	6,899	224,631

1     OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value

Health Care Providers & Services (Continued)
Team Health Holdings, Inc.[1]	3,589	$144,350

Vanguard Health Systems, Inc.[1]	6,434	134,535

WellCare Health Plans, Inc.[1]	3,342	203,962

		707,478

Pharmaceuticals—2.2%
Acelrx Pharmaceuticals, Inc.[1]	2,463	28,694

Questcor Pharmaceuticals, Inc.	1,331	88,937

Santarus, Inc.[1]	6,926	168,440

		286,071

Industrials—18.8%

Aerospace & Defense—0.8%
B/E Aerospace, Inc.[1]	1,441	100,452

Air Freight & Couriers—0.8%
Hub Group, Inc., Cl. A1	2,635	100,789

Commercial Services & Supplies—5.5%
ACCO Brands Corp.[1]	18,412	121,703

KAR Auction Services, Inc.	9,130	232,267

Mobile Mini, Inc.[1]	3,358	115,885

Waste Connections, Inc.	4,967	214,872

		684,727

Construction & Engineering—1.9%
AECOM Technology Corp.[1]	3,150	106,785

KBR, Inc.	3,816	119,365

		226,150

Electrical Equipment—0.9%
General Cable Corp.	1,759	55,444

Regal-Beloit Corp.	878	56,789

		112,233

Machinery—2.4%
Greenbrier Cos., Inc.[1]	6,699	153,206

Wabtec Corp.	2,517	146,137

		299,343

Professional Services—3.6%
Korn/Ferry International[1]	9,448	184,519

Robert Half International, Inc.	7,072	263,361

		447,880

Road & Rail—2.2%
Old Dominion Freight Line, Inc.[1]	3,219	140,606

	Shares	Value

Road & Rail (Continued)
Swift Transportation Co.[1]	7,582	$135,263

		275,869

Transportation Infrastructure—0.7%
Wesco Aircraft Holdings, Inc.[1]	4,729	92,547

Information Technology—12.2%

Communications Equipment—1.6%
Finisar Corp.[1]	10,549	203,912

Internet Software & Services—1.7%
j2 Global, Inc.	2,141	97,994

Liquidity Services, Inc.[1]	1,772	50,502

Web.com Group, Inc.[1]	2,360	61,313

		209,809

IT Services—0.9%
MAXIMUS, Inc.	2,976	111,927

Semiconductors & Semiconductor Equipment—3.7%
Cavium, Inc.[1]	4,130	150,993

Semtech Corp.[1]	4,864	147,136

Skyworks Solutions, Inc.[1]	6,872	165,065

		463,194

Software—4.3%
Fortinet, Inc.[1]	8,063	171,339

Guidewire Software, Inc.[1]	2,697	118,021

ServiceNow, Inc.[1]	2,373	103,415

Splunk, Inc.[1]	1,621	81,066

TIBCO Software, Inc.[1]	2,890	72,077

		545,918

Materials—7.9%

Chemicals—2.4%
A. Schulman, Inc.	4,027	107,924

Cytec Industries, Inc.	1,265	98,544

W.R. Grace & Co.[1]	1,189	91,339

		297,807

Containers & Packaging—1.3%
Packaging Corp. of America	2,984	160,509

Metals & Mining—1.9%
Century Aluminum Co.[1]	11,294	94,757

Kaiser Aluminum Corp.	2,081	135,785

		230,542

Paper & Forest Products—2.3%
Boise Cascade Co.[1]	3,340	88,376

P.H. Glatfelter Co.	7,735	204,746

		293,122

Utilities—0.6%

Water Utilities—0.6%
Aqua America, Inc.	2,252	$76,253

Total Investments, at Value (Cost $11,751,724)	97.6%	12,209,846

Assets in Excess of Other Liabilities	2.4	302,037

Net Assets	100.0%	$12,511,883

2    OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS July 31, 2013 / Unaudited

Footnotes to Statement of Investments

1. Non-income producing security.

3    OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

The Fund commenced operations on May 17, 2013.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

4    OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior

5    OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of July 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stock
Consumer Discretionary	$1,572,424	$—	$—	$1,572,424
Consumer Staples	401,593	—	—	401,593
Energy	808,950	—	—	808,950
Financials	3,097,132	—	—	3,097,132
Health Care	1,396,764	—	—	1,396,764
Industrials	2,339,990	—	—	2,339,990
Information Technology	1,534,760	—	—	1,534,760
Materials	981,980	—	—	981,980
Utilities	76,253	—	—	76,253

Total Assets	$12,209,846	$—	$—	$12,209,846

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

6    OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$11,752,328

Gross unrealized appreciation	$759,070
Gross unrealized depreciation	(301,552)

Net unrealized appreciation	$457,518

7    OPPENHEIMER MAIN STREET SMALL CAP FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	9/11/2013